Business combinations and other significant transactions - Balance sheet values of the divestments (Details) € in Millions	Dec. 31, 2022 EUR (€)
Business combinations and other significant transactions
Cash and cash equivalents	€ 70
Current financial assets	221
Other current assets	1,377
Current assets	1,668
Property, plant and equipment	4,368
Other non-current assets	4,250
Non-current assets	8,618
TOTAL ASSETS	10,286
Current financial liabilities	475
Other current liabilities	1,051
Current liabilities	1,526
Non-current financial liabilities	1,901
Provisions	707
Deferred tax liabilities	528
Other non-current liabilities	65
Non-current liabilities	3,201
TOTAL LIABILITIES	4,727
Equity attributable to Eni	5,559
TOTAL EQUITY	5,559
TOTAL LIABILITIES AND EQUITY	10,286
Azule Energy Holdings Ltd
Business combinations and other significant transactions
Cash and cash equivalents	35
Current financial assets	221
Other current assets	1,266
Current assets	1,522
Property, plant and equipment	4,358
Other non-current assets	3,512
Non-current assets	7,870
TOTAL ASSETS	9,392
Current financial liabilities	302
Other current liabilities	990
Current liabilities	1,292
Non-current financial liabilities	1,710
Provisions	632
Deferred tax liabilities	528
Other non-current liabilities	47
Non-current liabilities	2,917
TOTAL LIABILITIES	4,209
Equity attributable to Eni	5,183
TOTAL EQUITY	5,183
TOTAL LIABILITIES AND EQUITY	9,392
Vårgrønn AS
Business combinations and other significant transactions
Other non-current assets	731
Non-current assets	731
TOTAL ASSETS	731
Current financial liabilities	173
Current liabilities	173
Non-current financial liabilities	190
Non-current liabilities	190
TOTAL LIABILITIES	363
Equity attributable to Eni	368
TOTAL EQUITY	368
TOTAL LIABILITIES AND EQUITY	731
Assets in Pakistan
Business combinations and other significant transactions
Cash and cash equivalents	28
Other current assets	106
Current assets	134
Property, plant and equipment	9
Other non-current assets	7
Non-current assets	16
TOTAL ASSETS	150
Other current liabilities	58
Current liabilities	58
Non-current financial liabilities	1
Provisions	75
Other non-current liabilities	17
Non-current liabilities	93
TOTAL LIABILITIES	151
Equity attributable to Eni	(1)
TOTAL EQUITY	(1)
TOTAL LIABILITIES AND EQUITY	150
Other divestments
Business combinations and other significant transactions
Cash and cash equivalents	7
Other current assets	5
Current assets	12
Property, plant and equipment	1
Non-current assets	1
TOTAL ASSETS	13
Other current liabilities	3
Current liabilities	3
Other non-current liabilities	1
Non-current liabilities	1
TOTAL LIABILITIES	4
Equity attributable to Eni	9
TOTAL EQUITY	9
TOTAL LIABILITIES AND EQUITY	€ 13